Consolidated Statements of Comprehensive Income (Loss) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Consolidated Statements of Comprehensive Income (Loss)
Net income (loss)	¥ (743,522)	$ (113,951)	¥ 863,759	¥ 803,746
Other comprehensive income (loss), net of tax
Foreign currency translation adjustments	(176,910)	(27,113)	61,601	75,752
Fair value fluctuation of available-for-sale investment, net of tax of nil (Note 5)	771	118	(797)	(349)
Fair value fluctuation of available-for-sale investment held by affiliates, net of tax of nil				(1,080)
Total other comprehensive income (loss), net of tax	(176,139)	(26,995)	60,804	74,323
Comprehensive income (loss)	(919,661)	(140,946)	924,563	878,069
Less: comprehensive (loss) income attributable to non-controlling interests	1,727	265	34,558	(7,638)
Comprehensive income (loss) attributable to Noah Holdings Limited shareholders	¥ (921,388)	$ (141,211)	¥ 890,005	¥ 885,707